Earnings Per Share - Additional Information (Details) - £ / shares	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Earnings Per Share [Abstract]
Decrease in basic earnings per share	6.00%
Basic	£ 1.421	£ 1.512	£ 2.800
Adjusted earnings per share - diluted	£ 1.542	£ 1.578	£ 3.317
Increase in adjusted diluted earnings per share	2.30%
Increase in adjusted diluted earnings per share at constant rates of exchange	6.10%
Adjusted earnings per share at constant rates - diluted	£ 1.675